Extinguishments of Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Loss on extinguishment of debt	$ 0	$ 0	$ (3,418)